Leases - Maturity analysis of the Company's (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 460,710	$ 72,295
2023	304,207	47,737
2024	180,341	28,299
2025	73,786	11,579
2025 and after	13,325	2,091
Total undiscounted cash flows	1,032,369	162,001
Less: imputed interest	(60,942)	(9,563)
Present value of lease liabilities	¥ 971,427	$ 152,438